[Ameritas Life Insurance Corp. Logo]
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                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

August 24, 2010

                                                    Via EDGAR and overnight mail

Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549


Re:  Ameritas Life Insurance Corp. ("Ameritas" or "Depositor") and
     Ameritas Variable Separate Account VL, 1940 Act No. 811-21136 ("Separate Account" or "Registrant")
     Allocator 2000 Flexible Premium Variable Universal Life Insurance, 1933 Act No. 333-142495
     Post-Effective Amendment No. 2 on Form N-6 Pursuant to Rule 485(b)

Today, we are submitting via EDGAR, pursuant to Rule 485(b), a post-effective amendment to the registration statement for the above-referenced Separate Account. The proposed effective date for this filing is September 1, 2010.

The product described in this prospectus is no longer offered for sale. We are submitting this updated prospectus because the Registrant and Depositor determined that a material change should be made regarding the risk charge for the product. The material change was documented in a Rule 485(a) filing submitted June 30, 2010 as Post-Effective Amendment No. 1.

We received staff comments on July 26, 2010 for Post-Effective Amendment No. 1, and responded to the comments in Correspondence filed on August 3, 2010. We received final comments on August 5, 2010 and submitted a second Correspondence filing that same day.

Revisions made since the Rule 485(a) filing include the following:
     1. Page 1. Added the amount of the fixed rate of interest "(4.5%)" earned on investment in the Fixed Account.
     2. Pages 3, 17, 21. Clarified that although the Policy was closed to new sales in 2002, certain conditions existed at the time the Policies were issued.
     3. Page 3. Corrected the initial face amount (or "specified amount") of insurance coverage of "$100,000 or more."
     4. Page 3. Inserted the modifier "short-term" prior to "life insurance needs" in order to specify that even though the Policy is for life insurance, it is not suitable in some instances. The revised sentence states "The Policy is usually unsuitable for short-term savings or short-term life insurance needs."

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     5.   Page 7. Added an explanation that the PREMIUM EXPENSE CHARGE partially offsets state and local taxes, including the range of state premium tax rates for premium paid.
     6. Page 7. Reinserted the sentence "Ask for a Policy illustration or see your Policy for the charges applicable to you."
     7. Page 8. Condensed the PORTFOLIO COMPANY OPERATING EXPENSES chart to one line of data, since minimum and maximum expenses were the same before and after waivers.
     8. Page 8. Corrected the name of the DWS Investment VIT Funds Equity 500 Index VIP Portfolio.
     9. Page 17. Made the defined term "Planned Periodic Premiums" and the heading "Crediting and Allocating Premiums" plural, consistent with related text.
     10. Page 19. Referenced the definition of "Premium" in the DEFINED TERMS section, regarding the term "Benchmark Premium."
     11. Page 30. Added a definition for "Planned Periodic Premiums" to the DEFINED TERMS section.
     12. SAI page 4. Added text to the "FINANCIAL STATEMENTS" section. The audited financial statements for the subaccounts of the Registrant and the financial statements of the Depositor for the periods ended December 31, 2009 were added to the SAI.


We acknowledge: that the separate account is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the separate account may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


If you have any questions or comments concerning this filing, please telephone me at 402-467-7894, or our lead securities attorney, Ann Diers, at 402-467-7847. Thank you for your assistance.

Sincerely,

/s/ Sally R. Bredensteiner

Sally R. Bredensteiner
Assistant Counsel